UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Longbow Capital Partners, L.P.
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Address:    598 Madison Avenue
           --------------------------------------------------
            New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-11083
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas M. Fitzgerald III
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (212) 245-3700
           --------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Thomas M. Fitzgerald III       New York, New York      August 14, 2009
-----------------------------      -------------------      ----------------
       [Signature]                     [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                  Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          48
                                               -------------

Form 13F Information Table Value Total:         $382,062
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                13F File Number                 Name

NONE

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
                                                                Form 13F INFORMATION TABLE


            COLUMN 1               COLUMN 2      COLUMN3      COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
                                                                                      N                           VOTING AUTHORITY
                                                                          HRS OR SH/  PUT/  INVESTMENT OTHER
 NAME OF ISSUER                 TITLE OF CLASS    CUSIP    VALUE(x$1000) PRN AMT PR   CALL  DISCRETION MANAGERS  SOLE  SHARED  NONE
AGL RES INC                    COM               001204106     10,382    326,491 SH         SOLE               326,491
AK STL HLDG CORP               COM               001547108      1,439     75,000 SH         SOLE                75,000
ALLEGHENY ENERGY INC           COM               017361106     16,473    642,209 SH         SOLE               642,209
ALLIANT ENERGY CORP            COM               018802108     19,783    757,099 SH         SOLE               757,099
ALUMINUM CORP CHINA LTD        SPON ADR H SHS    022276109      1,550     66,408 SH         SOLE                66,408
AMERICAN ELEC PWR INC          COM               025537101     10,256    355,000 SH         SOLE               355,000
AVISTA CORP                    COM               05379B107      1,906    107,000 SH         SOLE               107,000
BUCYRUS INTL INC NEW           COM               118759109      1,774     62,100 SH         SOLE                62,100
CANADIAN NATL RY CO            COM               136375102      8,067    187,773 SH         SOLE               187,773
CENTRAL VT PUB SVC CORP        COM               155771108      1,086     60,000 SH         SOLE                60,000
CENTURY ALUM CO                COM               156431108      1,600    255,945 SH         SOLE               255,945
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH   167250109      4,703    379,252 SH         SOLE               379,252
CONSTELLATION ENERGY GROUP I   COM               210371100      3,354    126,178 SH         SOLE               126,178
CSX CORP                       COM               126408103     12,975    374,687 SH         SOLE               374,687
DPL INC                        COM               233293109     13,930    601,211 SH         SOLE               601,211
ENTERGY CORP NEW               COM               29364G103      8,847    114,125 SH         SOLE               114,125
FIRSTENERGY CORP               COM               337932107     13,633    351,809 SH         SOLE               351,809
FPL GROUP INC                  COM               302571104     26,842    472,070 SH         SOLE               472,070
FREEPORT-MCMORAN COPPER & GO   COM               35671D857      3,236     64,580 SH         SOLE                64,580
GENESEE & WYO INC              CL A              371559105      2,678    101,000 SH         SOLE               101,000
GREAT PLAINS ENERGY INC        UNIT 06/15/2042   391164803      9,603    167,000 PRN        SOLE               167,000
INSITUFORM TECHNOLOGIES INC    CL A              457667103      7,868    463,654 SH         SOLE               463,654
INTERNATIONAL COAL GRP INC N   COM               45928H106      1,623    567,445 SH         SOLE               567,445
ITC HLDGS CORP                 COM               465685105     14,539    320,530 SH         SOLE               320,530
MASSEY ENERGY CORP             COM               576206106      3,244    166,022 SH         SOLE               166,022
MCDERMOTT INTL INC             COM               580037109      5,647    278,045 SH         SOLE               278,045
MYR GROUP INC DEL              COM               55405W104      8,056    398,403 SH         SOLE               398,403
NICOR INC                      COM               654086107      3,860    111,500 SH         SOLE               111,500
NRG ENERGY INC                 COM NEW           629377508     12,900    496,917 SH         SOLE               496,917
NUCOR CORP                     COM               670346105      1,777     40,000 SH         SOLE                40,000
ONEOK INC NEW                  COM               682680103     15,772    534,811 SH         SOLE               534,811
PEABODY ENERGY CORP            COM               704549104      1,535     50,900 SH         SOLE                50,900
PNM RES INC                    COM               69349H107      4,375    408,461 SH         SOLE               408,461
PORTLAND GEN ELEC CO           COM NEW           736508847      7,567    388,457 SH         SOLE               388,457
PROGRESS ENERGY INC            COM               743263105      4,161    110,000 SH         SOLE               110,000
PUBLIC SVC ENTERPRISE GROUP    COM               744573106     11,226    344,037 SH         SOLE               344,037
QUESTAR CORP                   COM               748356102      4,645    149,563 SH         SOLE               149,563
RELIANCE STEEL & ALUMINUM CO   COM               759509102      3,029     78,900 SH         SOLE                78,900
SCANA CORP NEW                 COM               80589M102     12,294    378,627 SH         SOLE               378,627
SOUTHWEST GAS CORP             COM               844895102      3,933    177,074 SH         SOLE               177,074
SPDR GOLD TRUST                GOLD SHS          78463V107     12,014    131,757 SH         SOLE               131,757
SPX CORP                       COM               784635104     12,316    251,507 SH         SOLE               251,507
STEEL DYNAMICS INC             COM               858119100      2,686    181,515 SH         SOLE               181,515
UNION PAC CORP                 COM               907818108      9,892    190,002 SH         SOLE               190,002
URS CORP NEW                   COM               903236107      6,872    138,781 SH         SOLE               138,781
WALTER ENERGY INC              COM               93317Q105      3,386     93,442 SH         SOLE                93,442
WESCO INTL INC                 COM               95082P105     11,503    459,389 SH         SOLE               459,389
WISCONSIN ENERGY CORP          COM               976657106     21,225    521,374 SH         SOLE               521,374

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